Commitments and Contingent Liabilities - Schedule of Off-Balance Sheet Contractual Obligations (Details) $ in Thousands	Sep. 30, 2025 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 609,540
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,339
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	489,303
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	101,898
2025 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	490,305
2025 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	502
2025 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	477,471
2025 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,332
2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	21,142
2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,312
2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	5,568
2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	14,262
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	18,734
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	6,264
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,261
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,031
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	10,822
2029 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	13,063
2029 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	1,209
2029 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
2029 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	11,854
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	54,265
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	12,898
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Line Items]
Contractual obligations	$ 41,367